Due to Owners, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to owners, net	$ 11,131	$ 18,132	[1]
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	1,409	5,167
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 9,722	$ 12,965

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.